Note 6 Expected loss variation (Details)	Jun. 30, 2026	Dec. 31, 2025
Bbva group [Member] | Total portfolio [Member]
Basic point [Line Items]
GDP -100 bp	1.84%	1.61%
GDP over100 bp	(1.66%)	(1.68%)
Bbva group [Member] | Retail segment
Basic point [Line Items]
GDP -100 bp	1.54%	1.36%
GDP over100 bp	(1.42%)	(1.44%)
Bbva group [Member] | Companies [Member]
Basic point [Line Items]
GDP -100 bp	0.26%	0.24%
GDP over100 bp	(0.24%)	(0.23%)
Bbva group [Member] | Debt securities [Member]
Basic point [Line Items]
GDP -100 bp	0.03%	0.01%
GDP over100 bp	(0.01%)	(0.01%)
SPAIN | Total portfolio [Member]
Basic point [Line Items]
GDP -100 bp	0.39%	0.32%
GDP over100 bp	(0.36%)	(0.31%)
SPAIN | Retail segment
Basic point [Line Items]
GDP -100 bp	0.22%	0.20%
GDP over100 bp	(0.21%)	(0.19%)
Housing price -100 bp	0.26%	0.29%
Housing price over100 bp	(0.25%)	(0.28%)
SPAIN | Companies [Member]
Basic point [Line Items]
GDP -100 bp	0.17%	0.12%
GDP over100 bp	(0.16%)	(0.12%)
MEXICO | Total portfolio [Member]
Basic point [Line Items]
GDP -100 bp	1.11%	0.76%
GDP over100 bp	(0.99%)	(0.86%)
MEXICO | Retail segment
Basic point [Line Items]
GDP -100 bp	1.05%	0.70%
GDP over100 bp	(0.94%)	(0.81%)
MEXICO | Companies [Member]
Basic point [Line Items]
GDP -100 bp	0.06%	0.06%
GDP over100 bp	(0.05%)	(0.05%)
TURKEY | Total portfolio [Member]
Basic point [Line Items]
GDP -100 bp	0.10%	0.34%
GDP over100 bp	(0.11%)	(0.33%)
TURKEY | Retail segment
Basic point [Line Items]
GDP -100 bp	0.08%	0.28%
GDP over100 bp	(0.09%)	(0.27%)
TURKEY | Companies [Member]
Basic point [Line Items]
GDP -100 bp	0.02%	0.05%
GDP over100 bp	(0.02%)	(0.05%)